Travel Suppliers Payable - Schedule of Travel Supplier Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 185,450	$ 174,817
Hotels and Other Travel Service Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	151,393	151,023
Airlines [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 34,057	$ 23,794